Document and Entity Information	Jan. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	MAGELLAN HEALTH INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6639
Entity Tax Identification Number	58-1076937
Entity Address, Address Line One	4801 E. Washington Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85034
City Area Code	800
Local Phone Number	642-1716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000019411
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MGLN
Security Exchange Name	NASDAQ